Post-employment benefit obligations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Schedule of Amounts Recognized in Consolidated Statements of Financial Position

The amounts recognized in the consolidated statements financial position are as follows:

	December 31,	December 31,
	2021	2020

Present value of funded obligations	33,646	34,024
Fair value of plan assets	22,780	20,626
Deficit of funded plans	$10,866	$13,398

Schedule of Movements in Defined Benefit Obligations

The movements in the defined benefit obligations are as follows:

	December 31,	December 31,
	2021	2020

Obligations, beginning of year	$34,024	$29,519
Current service costs	929	753
Interest costs	845	949
Benefits paid	(1,169)	(1,111)
Actuarial loss (gain)	(983)	3,914
Obligations, end of year	$33,646	$34,024

Schedule of Fair Value of Plan Assets

The movements in the fair value of plan assets are as follows:

	December 31,	December 31,
	2021	2020

Assets, beginning of year	$20,626	$19,382
Return on assets	534	625
Actuarial gain	1,482	1,385
Employer contributions	1,307	345
Benefits paid	(1,169)	(1,111)
Assets, end of year	$22,780	$20,626

Schedule of Amounts Recognized in Consolidated Statements of Loss and Comprehensive Loss

The amounts recognized in the consolidated statements of loss and comprehensive loss are as follows:

	December 31,	December 31,
	2021	2020

Current service costs, interest costs, and return on assets included in cost of sales	$1,240	$1,077

Schedule of Principal Actuarial Assumptions

The principal actuarial assumptions are as follows:

	December 31,	December 31,
	2021	2020

Discount rate (expense)	2.50%	3.25%
Discount rate (year end disclosures)	2.75%	2.50%
Future salary increases (salaried plan only)	5.00%	5.00%